Insurance Contracts_Life Insurance Premium Reserves And Unearned Premium Reserves Residual Maturitys(Details) - Life insurance - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	₩ 7,214,765	₩ 7,278,112
Less than 3 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	984,201	971,517
3-5 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	530,322	660,139
5~10 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	777,690	829,157
10-15 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	575,712	591,689
15-20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	341,112	333,031
More 20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity LineItems[Line Items]
Premium reserves	₩ 4,005,728	₩ 3,892,579